Average Annual Total Returns - Class I - AMG Yacktman Fund - Class I	Apr. 24, 2021
Average Annual Return:
1 Year	15.28%
5 Years	12.86%
10 Years	11.39%
After Taxes on Distributions
Average Annual Return:
1 Year	12.55%
5 Years	9.90%
10 Years	9.32%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.92%
5 Years	9.76%
10 Years	8.98%